Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Research and development	$ 27.5	$ 10.1	$ 64.3	$ 21.1
General and administrative	37.8	6.6	176.7	3.5
Other warrant expense	0.0	78.2	117.3	0.0
Total operating expenses	65.3	94.9	358.3	24.6
Loss from operations	(65.3)	(94.9)	(358.3)	(24.6)
Gain on forgiveness of PPP loan			0.9	0.0
Other income	6.5	0.0	10.6	0.0
Interest expense	(0.4)	0.0	(1.0)	(0.2)
Loss before income taxes	(59.2)	(94.9)	(347.8)	(24.8)
Net loss	(59.2)	(94.9)	(347.8)	(24.8)
Comprehensive loss	$ (59.2)	$ (94.9)	$ (347.8)	$ (24.8)
Net loss per share, basic (in dollars per share)	$ (0.25)	$ (1.70)	$ (3.14)	$ (0.49)
Net loss per share, diluted (in dollars per share)	$ (0.25)	$ (1.70)	$ (3.14)	$ (0.49)
Weighted-average common shares, basic (in shares)	239,802,805	55,796,898	110,836,238	50,164,360
Weighted-average common shares, diluted (in shares)	239,802,805	55,796,898	110,836,238	50,164,360